                                                           January 18, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO]

            SUPPLEMENT DATED JANUARY 18, 2005 TO THE PROSPECTUS OF
                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
                              CLASS X and CLASS Y
                           THE INFORMATION PORTFOLIO
                               Dated May 1, 2004

     The eighteenth paragraph of the section of the Prospectus titled
"Portfolio Management" is hereby replaced by the following:

     Information Portfolio -- The Portfolio is managed within the Global
     Research Technology team. Current members of the team include Thomas
     Bergeron, a Vice President of the Investment Adviser, Kristian Heugh, a
     Vice President of the Investment Adviser, Mikhail Nirenberg, a Vice
     President of the Investment Adviser, Alexander Umansky, an Executive
     Director of the Investment Adviser, Jamie Wood, an Executive Director of
     the Investment Adviser, and Andrew Xiao, a Vice President of the Investment
     Adviser.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                               LIT SPT VIS 01/05